OTHER GAINS, LOSSES AND EXPENSES, NET	12 Months Ended
Mar. 31, 2022
Other Gains Losses And Expenses Net
OTHER GAINS, LOSSES AND EXPENSES, NET

6 OTHER GAINS, LOSSES AND EXPENSES, NET

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Notes	USD	USD	USD
Transaction expense	(a)	-	(45,413,018)	-
Revaluation loss on digital assets	19	(399,070)	(68,360)	-
Disposal of property, plant and equipment, net	12	(23,625)	(36,300)	-
Net fair value gain on financial liabilities at fair value through profit or loss	(b)	5,193,196	11,397,187	-
Net fair value gain (loss) on financial assets at fair value through profit or loss	(c)	6,945	(144,109)	(1,527,158)
Foreign exchange gains (losses), net		82,093	367,134	(133,431)
Earn-out share awards related to the Transaction	(d)	-	(32,148,300)	-
Net loss on sale of financial assets at fair value through profit or loss	(e)	-	-	(221,626)
Others		358,792	195,902	183,148
		5,218,331	(65,849,864)	(1,699,067)

Note 6(a): During the year ended 31 March 2021, the Group recognized the below expense from the Transaction:

6,688,392 shares issued to former shareholders of 8i Enterprises and service providers (note 33)	(56,851,332)
6,212,050 warrants issued to the former warrant holders of 8i Enterprises (note 33)	(8,324,147)
345,000 units of options granted by 8i Enterprises to a service provider (note 22.6)	(1,417,149)
(66,592,628)
Less: Total identifiable net assets of 8i Enterprises at fair value (note 33)	21,179,610
(45,413,018)

The shares and warrants issued were valued at the quoted closing price on Nasdaq on 30 September 2020 of $8.50 and $1.34 respectively.

Note 6(b): Private warrants were issued on 15 January 2021 as part of a capital raise that saw 2,571,669 shares and the same number of warrants issued. The warrants had an initial fair value of $16,594,388 and subsequently remeasured to $4,005 on 31 March 2022 (2021: $5,197,201) (note 23) with the corresponding net fair value gain of $5,193,196 (2021: $11,397,187) recognized in profit or loss.

Note 6(c): During the year ended 31 March 2022, the Group invested into the Bletchley Park Multi-Strategy Fund Class E shares which experienced an increase in the market value of $262,599. The fair value gain was offset by a decrease in the fair market value of the CSP tokens issued by Caspian and VOTE tokens issued by Agora (note 13) of $255,654.

During the year ended 31 March 2021, investments held in CSP tokens issued by Caspian and VOTE tokens issued by Agora recorded fair value gains of $110,877 and $145,014 respectively. This is offset by fair value losses of the private unlisted equity investments in Shadow Factory Limited and Nynja Group Limited of $400,000 (note 14.2).

During the year ended 31 March 2020 a decrease in market value of CSP tokens issued by Caspian of $38,200 and VOTE tokens issued by Agora of $172,699 was recognized (both tokens are listed on digital asset exchanges, see note 14.1). The unlisted investment in Shadow Factory Limited incurred a fair value loss of $1,316,259 (note 14.2).

Note 6(d): Under the terms of the Transaction, up to 12,000,000 shares will be issued via an earn-out provision should share price milestones be met over a 4-year period from 30 September 2020. Upon reaching the earn-out milestones, a service provider to the Transaction is also entitled to receive the equivalent of 1% of the earn-out shares issued. During the year ended 31 March 2021, these shares have a grant date fair value of $32,148,300 and were recognized in the share-based payment reserve and charged as an expense in the profit or loss (note 22.4).

Note 6(e): Shares in Madison Holdings Group Limited, which are listed on GEM of The Stock Exchange of Hong Kong, were received as part consideration for the 51% disposal of Diginex High Performance Computing Limited (“DHPC”) in July 2018. In June 2019, the Group sold 3,681,399 Madison shares and recorded a realized loss of $221,626.